Income Tax - Summary of Provision for Income Taxes (Detail)	11 Months Ended
Dec. 31, 2020 USD ($)
Current:
Federal	$ 9,209
State and local	3,877
Foreign	0
Total Current	13,086
Deferred:
Federal	0
State and local	0
Foreign	0
Total deferred income tax expense	0
Provision for income taxes	$ 13,086